Cover	12 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	3030 North Rocky Point Drive
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	727
Local Phone Number	287-2800